NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Summary of Detailed Information of Operating Income

(amounts in thousands of euros)	06/30/2022	06/30/2023
	(6 months)	(6 months)
Research Tax Credit	860	243
Subsidies	40	28
Income from licenses or other contracts	54	7
Net gain on disposal of tangible assets	24,351	—
Total	25,304	278

Summary of Operating Expense by Nature

For the six months ended June 30, 2022 (amounts in thousands of euros)	R&D	Regulatory	Clinical studies	Total
Consumables	0		450	450
IT costs and maintenance	66		765	831
Services, subcontracting and fees	237	723	3,128	4,088
Personnel expenses	785	467	7,110	8,362
Depreciation, amortization & impairment	178		3,443	3,621
Other	7		(59)	(52)
Total	1,273	1,190	14,837	17,300

For the six months ended June 30, 2023 (amounts in thousands of euros)	R&D	Regulatory	Clinical studies	Total
Consumables	128	0	101	229
IT costs and maintenance	(14)	2	113	101
Services, subcontracting and fees	210	(144)	228	294
Personnel expenses	911	348	1,381	2,640
Depreciation, amortization & impairment	209	0	(58)	151
Other	0	0	16	16
Total	1,444	206	1,781	3,431

(amounts in thousands of euros)	06/30/2022	06/30/2023
	(6 months)	(6 months)
Consumables	57	47
IT Costs and maintenance	175	442
Services, subcontracting and fees	3,446	5,664
Personnel expenses	3,288	2,957
Depreciation and amortization	669	(110)
Other	277	246
Total	7,911	9,245

Summary of Personal Expenses

For the six months ended June 30, 2022 (amounts in thousands of euros)	R&D	Regulatory	Clinical studies	Total
Wages and salaries	533	381	4,237	5,151
Share-based payments (employees and executive management)	17		(27)	(10)
Social security expenses	235	86	1,209	1,530
Restructuring charge			1,691	1,691
Total personnel expenses	785	467	7,110	8,362

For the six months ended June 30, 2023 (amounts in thousands of euros)	R&D	Regulatory	Clinical studies	Total
Wages and salaries	603	287	1,047	1,937
Share-based payments (employees and executives)	33	0	114	147
Social security expenses	275	61	220	556
Total personnel expenses	911	348	1,381	2,640

(amounts in thousands of euros)	06/30/2022	06/30/2023
	(6 months)	(6 months)
Wages and salaries	2,051	2,082
Share-based payments (employees and executive management)	304	230
Social security expenses	766	645
Restructuring charge	167
Total personnel expenses	3,288	2,957

Summary of Assumptions Used to Determine Fair Value of Plans Granted

Plan	BSPCE 2019-1	BSPCE 2019-2	BSPCE 2019-4	BSPCE 2021-2	BSPCE 2021-3	BSPCE 2021-4
Number of options	3,691	7,500	263	7,500	6,328	62,325
Exercise price	€1.09	€0.92	€1.09	€1.60	€2.19	€1.89
Underlying price	€0.00	€0.47	€0.46	€0.40	€0.34 (Tranche 3) €0.35 (Tranche 4)	€0.37
Expected dividends	—%	—%	—%	—%	—%	—%
Volatility	87.14% - 92.92%	87.01% - 98.86%	84.03% - 89.19%	82.99% - 88.93%	79.89% - 88.22%	80.52% - 88.06%
Risk-free rate	3.0108% - 3.2655%	2.9750% - 3.2290%	2.8787% -3.1274%	2.8033% - 3.1269%	2.8517% - 3.0093%	2.8625% - 2.9676%
Fair value of the plan (in K€)	0.00	3.53	0.12	3.00	4.37	23.06
- Free shares (“AGA”) plan
Figures are shown after the reverse stock split.

Erytech
Number of shares	16,460
Plan	AGA 2022
Underlying price	€0.82
Expected dividends	—%
Maturity	1 year - 3 years
Fair value of plan (in K€)	135

Breakdown of Expenses of Plans per Financial Year
Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of June 30, 2022	of which employees	of which executive officers and executive committee	of which board members
AGA	202	31	171	—
BSA	—	—	—	—
SO	124	53	71	—
Total	326	84	242	—

Plan name	Amount in P&L in euros thousands as of June 30, 2023	of which employees	of which executive officers and executive committee	of which board members
AGA	66	—	66	—
BSPCE	435	222	104	109
SO	(110)	(123)	13	—
Total	391	99	183	109

Summary of Financial income (loss)

(amounts in thousands of euros)	06/30/2022	06/30/2023
	(6 months)	(6 months)
Income from short term deposits	6	171
Change in fair value of derivative liabilities	—	—
Foreign exchange gains	3,348	137
Other financial income	16	23
Financial income	3,370	331
Amortized cost of convertible notes	(22)	—
Financial expenses on lease liability	(108)	(25)
Interest expense related to borrowings	(140)	(78)
Foreign exchange loss	(480)	(239)
Other financial expenses	—	—
Financial expenses	(750)	(342)
Financial income (loss)	2,620	(11)

Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share

	06/30/2022	06/30/2023
	(6 months)	(6 months)
Net loss (in thousands of euros)	(1,024)	(12,201)
Weighted number of shares for the period (1)	3,101,605	3,284,500
Basic loss per share (€/share)	(0.33)	(3.71)
Diluted loss per share (€/share)	(0.33)	(3.71)

(1)after deduction of 250 treasury shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity) and after taking into account the effect of the reverse share split (see Note 2.9).